Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Brera Holdings PLC
Entity Central Index Key	0001939965
Entity File Number	001-41606
Entity Incorporation, State or Country Code	L2
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	One Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
Entity Listings [Line Items]
Title of 12(b) Security	Class B Ordinary Shares, $0.005 nominal value per share
Trading Symbol	BREA
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	6,258,000
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	9,825,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Pierre Galoppi
Contact Personnel Email Address	info@breraholdings.com
Entity Address, Address Line One	Connaught House
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	One Burlington Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 C5Y6
Entity Phone Fax Numbers [Line Items]
City Area Code	+353
Local Phone Number	1 237 3700